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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [_]; Amendment Number:
                                               ----------------

     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Minneapolis Portfolio Management Group, LLC
Address: 80 South 8th Street
         Suite 1902
         Minneapolis, MN 55402

Form 13F File Number: 028-11088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Harrison T. Grodnick
Title: Chief Operating Officer
Phone: (612) 334-2000

Signature, Place, and Date of Signing:


/s/ Harrison T. Grodnick        Minneapolis, Minnesota    August 11, 2008
-----------------------------  ------------------------  -----------------
[Signature]                         [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                        1

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 25

Form 13F Information Table Value Total: $729,057
                                        (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                                              VOTING AUTHORITY
                                                          VALUE    SH OR PRN   INV  OTHER
NAME OF ISSUER              TITLE OF CLASS    CUSIP     (x$1,000)     AMOUNT  DISC    MGR     SOLE  SHARED  NONE
--------------------------  --------------  ---------   ---------  ---------  ----  -----  -------  ------  ----
3M CO                       COM             88579Y101     29991      430961   SOLE   N/A    430961
ARCHER DANIELS MIDLAND CO   COM             039483102     35075     1039269   SOLE   N/A   1039269
BRUSH ENGINEERED MATLS INC  COM             117421107     24500     1003279   SOLE   N/A   1003279
CEMEX SAB DE CV             SPON ADR NEW    151290889     30758     1245265   SOLE   N/A   1245265
CHESAPEAKE ENERGY CORP      COM             165167107     63875      968386   SOLE   N/A    968386
DAKTRONICS INC              COM             234264109     13537      671142   SOLE   N/A    671142
DIEBOLD INC                 COM             253651103     27514      773313   SOLE   N/A    773313
DYNEGY INC DEL              CL A            26817G102     14571     1704175   SOLE   N/A   1704175
ECOLAB INC                  COM             278865100      5159      120000   SOLE   N/A    120000
ENCANA CORP                 COM             292505104     37865      416419   SOLE   N/A    416419
FEDEX CORP                  COM             31428X106     17603      223418   SOLE   N/A    223418
GOLDCORP INC NEW            COM             380956409     57393     1243076   SOLE   N/A   1243076
KRAFT FOODS INC             CL A            50075N104     30185     1060990   SOLE   N/A   1060990
MDU RES GROUP INC           COM             552690109     37539     1076853   SOLE   N/A   1076853
NEWMONT MINING CORP         COM             651639106     33064      633891   SOLE   N/A    633891
PHILIP MORRIS INTL INC      COM             718172109      9825      198919   SOLE   N/A    198919
PRIDE INTL INC DEL          COM             74153Q102     47830     1011427   SOLE   N/A   1011427
REGIS CORP MINN             COM             758932107     20853      791381   SOLE   N/A    791381
SECURE COMPUTING CORP       COM             813705100      7747     1871200   SOLE   N/A   1871200
SIEMENS A G                 SPONSORED ADR   826197501     28791      261428   SOLE   N/A    261428
SONY CORP                   ADR NEW         835699307     23325      533263   SOLE   N/A    533263
TEREX CORP NEW              COM             880779103     16359      318459   SOLE   N/A    318459
URS CORP NEW                COM             903236107     35417      843854   SOLE   N/A    843854
WABTEC CORP                 COM             929740108     49113     1010139   SOLE   N/A   1010139
ITT CORP NEW                COM             450911102     31168      492145   SOLE   N/A    492145